Discontinued Operations	3 Months Ended
Mar. 31, 2013
Notes To Financial Statements [Abstract]
Discontinued Operations
Discontinued Operations

During the three-month period ended March 31, 2013, MAALP did not dispose of any properties. Income from continuing operations attributable to MAALP was $19.5 million for the three-month period ended March 31, 2013 compared to $12.5 million for the three-month period ended March 31, 2012. For the three-month period ended March 31, 2013, there was no income from discontinued operations attributable to MAALP. Income from discontinued operations attributable to MAALP was $9.8 million for the three-month period ended March 31, 2012. Income from continuing operations attributable to noncontrolling interest was $0.2 million for the three-month period ended March 31, 2013 compared to $0.1 million for the three-month period ended March 31, 2012. For the three-month period ended March 31, 2013, there was no income from discontinued operations attributable to noncontrolling interest. Income from discontinued operations attributable to noncontrolling interest was $0.1 million for the three-month period ended March 31, 2012.

The following is a summary of discontinued operations for the three-month periods ended March 31, 2013 and 2012, (dollars in thousands):

	Three months ended March 31,
	2013	2012
Revenues
Rental revenues	$—	$3,565
Other revenues	—	417
Total revenues	—	3,982
Expenses
Property operating expenses	—	2,179
Depreciation and amortization	—	1,060
Interest expense	—	259
Total expense	—	3,498
Income from discontinued operations before gain on sale	—	484
Net loss on insurance and other settlement proceeds on discontinued operations	—	(54)
Gain on sale of discontinued operations	—	9,429
Income from discontinued operations	$—	$9,859